Related-Party Transactions (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended
	Dec. 14, 2011	Dec. 31, 2011	Dec. 14, 2011 TCD	May 31, 2009 Shire LLC and its affiliates	Dec. 31, 2011 ROS TCD
Related party transaction
Lump-sum payment received in return for a fully paid-up license for one of the products that utilizes the entity's proprietary technologies				$ 36.9
Equity interest sold (as a percent)	100.00%		100.00%		100.00%
Cash payment to be received as consideration from sale of equity interest in TCD		27.0	27.0		27.0
Contingent consideration to be received in future from sale of equity interest in TCD		$ 3.0	$ 3.0		$ 3.0